Finance Leases - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Interest expense charged	$ 62,730	$ 69,388
Lease contracts amount	$ 86,317
Finance lease contracts, description	Leased property was expected to be received in 2014-2019.
U.S. Dollar [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	7.00%
Lease payments, maximum discount rate	16.40%
Euro [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	7.60%
Lease payments, maximum discount rate	26.40%
Russian Ruble [Member]
Capital Leased Assets [Line Items]
Lease payments, minimum discount rate	5.30%
Lease payments, maximum discount rate	26.30%